Credit risk related to accounts receivables (Tables) - MiX Telematics Limited [Member]	12 Months Ended
Mar. 31, 2024
Schedule of aging analysis of accounts receivables

As of March 31, 2023 and 2024, the aging analysis of accounts receivables is as follows (in thousands):

	Gross	Allowance for doubtful accounts	Net
2023
Not past due	$10,276	$(161)	$10,115
Past due by 1 to 30 days	6,081	(104)	5,977
Past due by 31 to 60 days	2,238	(91)	2,147
Past due by 61 to 90 days	1,895	(140)	1,755
Past due by 91 to 120 days (1)	2,561	(136)	2,425
Past due by more than 120 days (1)	3,888	(2,113)	1,775
Total	$26,939	$(2,745)	$24,194

(1)	The March 31, 2023 disclosure has been re-presented to disaggregate the disclosure of the past due by more than 90 days aging line to provide additional information for users in respect of the composition of the accounts receivables balance.

	Gross	Allowance for doubtful accounts	Net
2024
Not past due	$15,998	$(434)	$15,564
Past due by 1 to 30 days	4,710	(463)	4,247
Past due by 31 to 60 days	1,840	(350)	1,490
Past due by 61 to 90 days	1,568	(471)	1,097
Past due by 91 to 120 days	723	(628)	95
Past due by more than 120 days	4,169	(1,987)	2,182
Total	$29,008	$(4,333)	$24,675

Schedule of movements in the allowance for doubtful accounts

The movements in the allowance for doubtful accounts are as follows (in thousands):

	2023	2024
Balance at April 1,	$5,426	$2,745
Bad debt provision	4,202	5,225
Write-offs	(6,131)	(3,542)
Foreign currency translation differences	(752)	(95)
Balance at March 31,	$2,745	$4,333